Stock-Based Compensation - Schedule of Assumptions Used to Determine Grant-date Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees And Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.96%	1.26%	1.81%
Expected term (in years)	6 years 7 days	5 years 9 months 18 days	5 years 11 months 23 days
Expected volatility	75.70%	75.30%	75.30%
Expected dividend yield	0.00%	0.00%	0.00%
Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		2.08%	1.95%
Expected term (in years)		8 years 9 months 25 days	8 years 6 months 18 days
Expected volatility		77.80%	77.30%
Expected dividend yield		0.00%	0.00%